Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2024-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2024

A.	DATES	Begin	End	# days

1	Payment Date		5/15/2024
2	Collection Period	3/8/2024	4/30/2024	54
3	Monthly Interest Period-Actual	4/17/2024	5/14/2024	28
4	Monthly Interest - Scheduled	4/17/2024	5/14/2024	28

B.	SUMMARY

					Principal Payment
			Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		112,000,000.00	112,000,000.00	-	-	36,713,043.34	75,286,956.66	0.6722050
6	Class A-2a Notes		85,000,000.00	85,000,000.00	-	-	-	85,000,000.00	1.0000000
7	Class A-2b Notes		240,000,000.00	240,000,000.00	-	-	-	240,000,000.00	1.0000000
8	Class A-3 Notes		325,000,000.00	325,000,000.00	-	-	-	325,000,000.00	1.0000000
9	Class A-4 Notes		65,650,000.00	65,650,000.00	-	-	-	65,650,000.00	1.0000000
10	Total Class A Notes		827,650,000.00	827,650,000.00	-	-	36,713,043.34	790,936,956.66
11	Class B Notes		47,060,000.00	47,060,000.00	-	-	-	47,060,000.00	1.0000000

12	Total Notes		$874,710,000.00	874,710,000.00	$0.00	$0.00	$36,713,043.34	837,996,956.66

	Overcollateralization
13	Exchange Note		59,470,656.90	59,470,656.90				57,943,328.65
14	Series 2024-A Notes		56,996,958.16	56,996,958.16				69,781,858.94

15	Total Overcollateralization		116,467,615.06	116,467,615.06				127,725,187.59
16	Total Target Overcollateralization		$133,808,978.03	133,808,978.03				133,808,978.03

				Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
			Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
17	Class A-1 Notes		5.50100%	479,198.22	4.2785555	36,713,043.34	327.7950298	0.00
18	Class A-2a Notes		5.32000%	351,711.11	4.1377778	0.00	0.0000000	0.00
19	Class A-2b Notes	5.32999%	5.75999%	1,075,198.13	4.4799922	0.00	0.0000000	0.00
20	Class A-3 Notes		5.26000%	1,329,611.11	4.0911111	0.00	0.0000000	0.00
21	Class A-4 Notes		5.25000%	268,070.83	4.0833333	0.00	0.0000000	0.00
22	Total Class A Notes			3,503,789.40	4.2334192	36,713,043.34	44.3581748	0.00
23	Class B Notes		5.62000%	205,704.49	4.3711111	0.00	0.0000000	0.00

24	Totals			3,709,493.89	4.2408271	36,713,043.34	41.9716744	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		931,706,958.16	931,706,958.16				907,778,815.60

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	10.80%	10.80%
27	Aggregate Securitization Value	991,177,615.06	965,722,144.25
28	Aggregate Base Residual Value (Not Discounted)	717,803,942.35	708,528,722.92

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	-	0.00
30	Turn-in Ratio on Scheduled Terminations			-

		Units	Securitization Value
31	Securitization Value — Beginning of Period	31,701	991,177,615.06
32	Depreciation/Payments		(12,667,740.62)
33	Gross Credit Losses	(16)	(566,426.90)
34	Early Terminations — Regular	(2)	(49,548.35)
35	Scheduled Terminations — Returned	-	-
36	Payoff Units & Lease Reversals	(374)	(12,171,754.94)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	31,309	965,722,144.25

World Omni Automobile Lease Securitization Trust 2024-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2024

C.	SERVICING FEE

39	Servicing Fee Due	1,459,233.71

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	1,459,233.71

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (0.50% of Initial Securitization Value)	4,955,888.08
43	Beginning Reserve Account Balance	4,955,888.08
44	Ending Reserve Account Balance	4,955,888.08

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	31,119	99.42%	959,531,258.82
46	31 - 60 Days Delinquent	156	0.50%	5,031,360.41
47	61 - 90 Days Delinquent	26	0.08%	833,400.98
48	91 -120 Days Delinquent	-	-	-
49	121+ Days Delinquent	-	-	-

50	Total	31,301	100.00%	965,396,020.21

51	Total 61+ Delinquent as % End of Period Securitization Value				0.09%
52	Delinquency Trigger Occurred				NO

53	Prepayment Speed (1 Month)				0.64%

	Current Period Net Residual Losses/(Gains) on Scheduled and Early Termination Units	Units	Amounts

54	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2	49,548.35
55	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(53,680.40)
56	Less: Excess Wear and Tear Received in Current Period		-
57	Less: Excess Mileage Received in Current Period		-

58	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(4,132.05)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
59	Current Period Net Residual Losses/(Gains) Ratio		-0.01%
60	Prior Period Net Residual Losses/(Gains) Ratio		N/A
61	Second Prior Period Net Residual Losses/(Gains) Ratio		N/A
62	Third Prior Period Net Residual Losses/(Gains) Ratio		N/A
63	Four Month Average		N/A

64	Beginning Cumulative Net Residual Losses/(Gains)		-
65	Current Period Net Residual Losses/(Gains)		(4,132.05)

66	Ending Cumulative Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(4,132.05)

67	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses/(Gains):	Units	Amounts
68	Aggregate Securitization Value on charged-off units	16	566,426.90
69	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(536,339.00)

70	Current Period Net Credit Losses/(Gains)		30,087.90

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
71	Current Period Net Credit Losses/(Gains) Ratio		0.04%
72	Prior Period Net Credit Losses/(Gains) Ratio		N/A
73	Second Prior Period Net Credit Losses/(Gains) Ratio		N/A
74	Third Prior Period Net Credit Losses/(Gains) Ratio		N/A
75	Four Month Average		N/A

76	Beginning Cumulative Net Credit Losses/(Gains)		-
77	Current Period Net Credit Losses/(Gains)		30,087.90

78	Ending Cumulative Net Credit Losses/(Gains)		30,087.90

79	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

World Omni Automobile Lease Securitization Trust 2024-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 04/30/2024

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

80	Lease Payments Received	27,466,557.07
81	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	-
82	Liquidation Proceeds, Recoveries & Expenses	236,911.65
83	Insurance Proceeds	299,427.35
84	Sales Proceeds, Recoveries & Expenses - Early Terminations	53,680.40
85	Payoff Payments	13,816,949.46
86	All Other Payments Received	-

87	Collected Amounts	41,873,525.93

88	Investment Earnings on Collection Account	71,291.85

89	Total Collected Amounts - Available for Distribution	41,944,817.78

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	1,459,233.71
91	Interest on the Exchange Note - to the Trust Collection Account	4,072,594.64
92	Principal on the Exchange Note - to the Trust Collection Account	23,928,142.56
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,449,318.86
94	Remaining Funds Payable to Trust Collection Account	11,035,528.01

95	Total Distributions	41,944,817.78

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	40,485,584.07

97	Investment Earnings on Reserve Account	9,914.85

98	Reserve Account Draw Amount	-

99	Total Available Funds - Available for Distribution	40,495,498.92

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	72,961.69
101	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
102	Class A Noteholders' Interest Distributable Amount	3,503,789.40
103	Noteholders' First Priority Principal Distributable Amount	-
104	Class B Noteholders' Interest Distributable Amount	205,704.49
105	Noteholders' Second Priority Principal Distributable Amount	-
106	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
107	Noteholders' Regular Principal Distributable Amount	36,713,043.34
108	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
109	Remaining Funds Payable to Certificate holder	-

110	Total Distributions	40,495,498.92

	CREDIT RISK RETENTION INFORMATION

111	The fair value of the Notes and the Certificates on the Closing Date is summarized below. The totals in the table may not sum due to rounding:

		Fair Value	Fair Value
112	Class of Securities	(in millions)	(as a percentage)
113	Class A Notes	$827.60	79.83%
114	Class B Notes	$47.05	4.54%
115	Certificates	$162.01	15.63%
116	Total	$1,036.66	100.00%

117	The fair value of the Certificates is expected to represent at least 5% of the sum of the fair value of the Notes and the Certificates.

COMPLIANCE WITH EUROPEAN UNION RISK RETENTION RULES

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Indenture), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding (i) all the limited liability company interests in World Omni Auto Leasing LLC (“WOAL”), which in turn retains the Certificates (as defined in the Indenture) issued by World Omni Automobile Lease Securitization Trust 2024-A, and (ii) the residual interest in the 2024-A Reference Pool (as defined in the Indenture), such Certificates and interest, collectively representing at least 5% of the aggregate Securitization Value of the Units in the 2024-A Reference Pool (each as defined in the Indenture). World Omni has not (and has not permitted WOAL or any of its other affiliates to hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) hedged or otherwise mitigated its credit risk under or associated with the EU Retained Interest, or sold, transferred or otherwise surrendered all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case, to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.